Business Segments and Geographic Information - Product Sales by Product Line (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			3 Months Ended								6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Sep. 30, 2011 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Mar. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Sep. 30, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2010 GEN-PROBE INCORPORATED [Member]	Mar. 31, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] Clinical diagnostics [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member] Clinical diagnostics [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Clinical diagnostics [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Clinical diagnostics [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member] Clinical diagnostics [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] Blood screening [Member)	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member] Blood screening [Member)	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Blood screening [Member)	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Blood screening [Member)	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member] Blood screening [Member)	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] Research products and services [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member] Research products and services [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Research products and services [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Research products and services [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member] Research products and services [Member]
Schedule Of Sales Revenue By Business Segment [Line Items]
Product sales, value	$ 1,657,728	$ 1,478,340	$ 1,414,900	$ 155,162	$ 136,393	$ 132,921	$ 138,112	$ 131,093	$ 128,313	$ 132,734	$ 130,569	$ 297,999	$ 271,033	$ 562,588	$ 522,709	$ 483,759	$ 185,572	$ 175,764	$ 352,972	$ 305,816	$ 274,215	$ 107,384	$ 89,887	$ 199,411	$ 203,140	$ 197,537	$ 5,043	$ 5,382	$ 10,205	$ 13,753	$ 12,007
Product sales, percentage												100.00%	100.00%	100.00%	100.00%	100.00%	62.00%	65.00%	63.00%	59.00%	57.00%	36.00%	33.00%	35.00%	39.00%	41.00%	2.00%	2.00%	2.00%	3.00%	2.00%